Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2024	$38,012
Additions	50,568
Write-off	(660)
Amortization	(29,161)
As of December 31, 2024	58,759
Additions	27,805
Write-off	—
Amortization	(22,485)
As of June 30, 2025	$64,079